Clients Representing Company's Net Revenue (Detail) - Customer Concentration Risk [Member] - Sales Revenue, Net	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Client A
Revenue, Major Customer [Line Items]
Clients which represented 10% or more of the company's net revenue	31.00%	31.00%	26.00%
Client B
Revenue, Major Customer [Line Items]
Clients which represented 10% or more of the company's net revenue			10.00%